SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 23,217,642	$ 21,188,606	$ 15,474,918
Cost of revenues	20,122,013	18,731,995	13,266,821
Gross Profit	3,095,629	2,456,611	2,208,097
Operating expenses
Selling and marketing expenses	691,174	716,021	610,487
General and administrative expenses	2,717,575	2,020,003	516,187
Research and development expenses	3,740,163	1,663,445	262,375
Total operating expenses	7,148,912	4,399,469	1,389,049
Operating income	(4,053,283)	(1,942,858)	819,048
Other expenses (income)
Interest expense (income)	1,744,361	20	7,508
Other (income) expense	(356,127)	(380,892)	(519,784)
Total other expenses, net	1,337,327	(1,216,984)	(512,276)
(Loss)/Income before income tax expense	(5,390,610)	(725,874)	1,331,324
Income tax expense	86,085	119,967	344,853
Net (loss)/income attributable to LOBO Technologies LTD	(5,476,695)	(812,836)	969,598
Other comprehensive income (loss):
Total comprehensive (loss) income attributable to LOBO Technologies LTD	(5,098,312)	(1,012,808)	$ 786,708
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross Profit
Operating expenses
Selling and marketing expenses
General and administrative expenses
Research and development expenses
Total operating expenses
Operating income
Other expenses (income)
Interest expense (income)
Other (income) expense
Total other expenses, net
(Loss)/Income before income tax expense
Income tax expense
Equity income of subsidiaries	(5,476,695)	(812,836)
Net (loss)/income attributable to LOBO Technologies LTD	(5,476,695)	(812,836)
Other comprehensive income (loss):
Foreign currency translation adjustments	378,383	(199,972)
Total comprehensive (loss) income attributable to LOBO Technologies LTD	$ (5,098,312)	$ (1,012,808)